Accounts Payable	12 Months Ended
Dec. 31, 2012
Accounts Payables [Abstract]
Accounts Payable [Text Block]

NOTE 8 - ACCOUNTS PAYABLE
Accounts payable as of December 31, 2012 and 2011 consist of the following:

	December 31, 2012	December 31, 2011
Creditors	$496	$392
Brokers	1,342	1,353
Insurances	138	165
Professional and legal fees	114	112

Total accounts payable	$2,090	$2,022